Cover	Feb. 27, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2025
Entity Registrant Name	Privia Health Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40365
Entity Tax Identification Number	81-3599420
Entity Address, Address Line One	950 N. Glebe Rd.,
Entity Address, Address Line Two	Suite 700
Entity Address, State or Province	VA
Entity Address, City or Town	Arlington,
Entity Address, Postal Zip Code	22203
City Area Code	571
Local Phone Number	366-8850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PRVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001759655
Amendment Flag	false